Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 69,041		$ 69,041		$ 69,041
Amortization of intangible assets	$ 0	$ 247	$ 754	$ 741
MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill					69,041	$ 69,041
Amortization of intangible assets					5,838	$ 988	$ 988
Goodwill Impairment Loss					$ 0